Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Powershares Actively Managed Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
PowerShares China A-Share Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares China A-Share Portfolio Effective as of the close of the market on March 18, 2016, the Fund will cease trading and liquidate thereafter. Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares China A-Share Portfolio (the “Fund”) seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recently completed fiscal year, the Fund did not have a portfolio turnover rate, since the Fund invested only in instruments that are excluded from portfolio turnover calculations.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the amount of Total Annual Fund Operating Expenses shown in the above table differs from the ratio of expenses to average net assets included in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses for periods thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by providing exposure to the China “A-Shares” market using a quantitative, rules-based investment strategy. Under normal circumstances, the Fund will invest in a combination of (i) futures contracts on the FTSE China A50 Index (the “Benchmark”); (ii) ETFs that provide exposure to the largest companies within the China A-Shares market, including ETFs organized outside of the U.S. (“Underlying ETFs”); and (iii) A-Shares, to the extent permissible under Chinese law. The Fund invests its remaining assets in U.S. Government securities, money market instruments, cash and cash equivalent securities (i.e., corporate commercial paper) to collateralize its investments in the Futures or for other purposes. The Fund is actively managed by the Adviser and is not obligated to invest in the instruments included in the Benchmark or to track the performance of the Benchmark or of any index. Although the Fund seeks to exceed the performance of the Benchmark, there can be no assurance that the Fund will do so at any time.

The Benchmark is comprised of China’s domestic market A-Shares, which are securities issued by companies that are incorporated in mainland China and that trade in Renminbi on the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The Benchmark includes the A-Share securities of the largest 50 A-Share companies (as determined by market capitalization) listed on those two exchanges.

Because it currently cannot invest in A-Shares directly, the Fund invests primarily in futures contracts on the Benchmark that provide exposure to the China A-Shares market. These futures contracts are listed on the Singapore Exchange. By investing in the Futures, the Fund will have no direct ownership of the A-Shares of the companies included in the Benchmark, but the Fund will gain exposure to the performance of those companies.

The Fund invests in the Futures as a significant part of its investment strategy. Generally, futures contracts are a type of derivative whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index. The Fund’s use of futures contracts are underpinned by investments in short-term, high quality U.S. Treasury Securities, money market instruments, cash, and cash equivalent securities. The Futures are used to simulate full investment in China A-Share securities.

Due to strict controls imposed by the Chinese government, the Fund currently cannot invest directly in A-Shares, which are available only to domestic Chinese investors and a limited pool of foreign investors, including foreign investors who have been approved as a Qualified Foreign Institutional Investor (“QFII”) by the China Securities Regulatory Commission (“CSRC”) and have obtained a QFII license and a quota. The Adviser currently is in the process of applying for a QFII license on behalf of the Fund for the Fund to invest directly in A-Shares. There are no assurances that such a QFII license will be granted, or that such a license, if granted, would permit the Fund to purchase A-Shares, or that the Adviser would invest the Fund, in an amount necessary to provide the Fund with sufficient A-Shares exposure.

The Adviser continuously monitors the Fund’s holdings. If, in the future, the Adviser is unable to obtain a QFII license, the Fund is unable to invest in A-Shares, the Adviser concludes that direct investments in China A-Shares is not prudent, the market for the Futures presents liquidity constraints, or the Fund is unable to obtain sufficient exposure to the China A-Shares market, the Fund retains the right (subject to obtaining required regulatory and board approvals) to invest in a broader range of investments in the Chinese market. These investments may include China “H Shares” (shares of companies incorporated in mainland China, listed on the Hong Kong Stock Exchange and open to investment by foreign investors without need for a QFII license) and China “Red Chip” shares (shares of companies that are based in mainland China but that are incorporated outside China and are listed on the Hong Kong Stock Exchange).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio holdings, the Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.

Futures Contract Risk. The Fund may have significant investment in the Futures. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the level of the reference rate. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price and are cleared through the exchange. Stock index contracts are futures contracts based on indices that reflect the market value of common stock of the firms included in the indices. The clearing exchange is deemed to be the counterparty to the Fund, and consequently investments in stock index futures contracts potentially expose the Fund to counterparty risk with respect to an exchange, (i.e., the risk that an exchange or its affiliates will be unable to perform its obligations under the terms of the futures contracts or otherwise defaults).

Although the Fund intends to invest in stock index futures contracts on a listing exchange, to the extent that the Fund is able to invest in futures off of an exchange, and does so, it may be subject to credit risk with respect to a counterparty, including that a counterparty may default on its obligations. If a futures contract counterparty experiences financial difficulties and becomes bankrupt or otherwise fails to perform its obligations under the over the counter futures contract, the Fund may obtain only a limited recovery, or no recovery at all, or may experience significant delays in obtaining any recovery.

As futures contracts on an index approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Because futures contracts project price levels in the future, market circumstances may cause a discrepancy between the price of a stock index future and the movement in the underlying index. In the event of adverse price movements, the Fund would be required to make daily cash payments to maintain its required margin.

The Fund also must segregate liquid assets or enter into off-setting positions to “cover” open positions in futures contracts. For futures contracts that do not cash settle, the Fund must segregate liquid assets equal to the full notional value of the futures contracts while the positions are open. For futures contracts that do cash settle, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the futures contract, if any, rather than their full notional value.

By investing in the Futures, the Fund also is subject to capacity constraints and liquidity risks. In particular, the market for the Futures is not unlimited, and as the Fund grows in size, the supply for the Futures may not be sufficient to meet the Fund’s investment demands. There is no guarantee that the market for the Futures will grow in an amount sufficient to meet those investment demands. In addition, futures contracts may be subject to contractual or other restrictions on resale and may lack readily available markets for resale.

China Investment Risk. There are significant legal requirements that must be resolved before the Fund can invest directly in A-Shares. Currently, the Fund will invest in the Futures. Investing in the Futures based on the performance of Chinese companies included in the Benchmark involves several risks: the economy of China differs, sometimes unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, from time to time the Chinese government has taken actions that influence the prices at which certain goods may be sold, encouraged companies to invest or concentrate in particular industries, induced mergers between companies in certain industries and induced private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulated economic expansion. The regulatory oversight of Chinese companies differs from that in the United States and may not otherwise deter or uncover fraudulent actions by the issuers.

Chinese A-Shares Market Risk. The A-Shares market in China is an emerging market with a limited operating history, and it is not as developed as capital markets in the United States. Emerging markets tend to be smaller in size, have less liquidity and have greater volatility than markets in the United States. The various restrictions on the free flow of capital into the Chinese A-Shares market may adversely impact the liquidity of the market and increase the volatility of the trading prices of A-Shares, which in turn could impact the performance of the Benchmark and of the Fund. If and when the Fund is permitted to invest directly in A-Shares, the investment regulations in China under which the Fund would invest are relatively new; the application and interpretation of those investment regulations are relatively untested, and there is no certainty as to how they will be applied.

The Chinese government in the past has taken actions that benefited holders of A-Shares. Such actions by the Chinese government to reform its capital markets have included reducing the time needed to obtain QFII quotas, increasing the amount of those quotas and reducing the requirements for applicants seeking QFII status. If A-Shares continue to become more available to foreign investors, the Chinese government may be less likely to take action that would benefit holders of A-Shares. Moreover, the laws, regulations (including the regulations allowing QFIIs to invest in China A-Shares), government policies and political and economic climate in China may change with little or no advance notice, and there can be no assurance that the Chinese government will continue to take similar actions in the future. Any such change could adversely affect the market conditions for A-Shares. It is not possible to predict the future development of the QFII system, and the CSRC may impose additional restrictions on the operations of QFIIs. In addition, the existence of a liquid trading market for the A-Shares may depend on whether there is supply of, and demand for, such A-Shares.

Investment and Repatriation Restrictions. If the Fund were to invest directly in A-Shares, such investments would be subject to pre-approved government limitations on the quantity of A-Shares in which the Fund may invest. If the Adviser obtains a QFII license, it would be required to remit the entire investment principal for its A-Share quota into a local sub-custodian account after the Adviser obtains a foreign exchange registration certificate from the Chinese government agency responsible for foreign exchange administration. Once remitted, investment capital only may be repatriated at certain designated times. Repatriation of investment capital and profits currently is subject to a lock-up period and other restrictions. This means that the Fund may be limited in its ability to transfer its investment principal for the Fund’s A-Share quota, which will be denominated in Renminbi, outside of China. Additionally, future changes to the repatriation rules could further limit the Fund’s ability to repatriate capital and could have a negative effect on the Fund’s operations.

Risk of Investments in Underlying ETFs. An investment in an Underlying ETF is subject to the risks associated with the Underlying ETF, which include, but are not limited to, the risk that the Underlying ETF’s investment strategy may not produce the intended results; the risk that securities in the Underlying ETF may underperform in comparison to the general securities markets or other asset classes; and the risk that the Underlying ETF will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector.

In addition, the investment performance of the Fund also may depend indirectly on the investment performance of the Underlying ETFs in which it invests. The Fund may pay indirectly a proportional share of the fees and expenses of the Underlying ETFs in which it invests (including operating expenses and management fees), while continuing to pay its own unitary management fee. As a result, shareholders effectively will absorb duplicate levels of fees with respect to investments in the Underlying ETFs.

Risk of Direct Investment in Foreign Securities. Investments in the securities of non-U.S. issuers, including investments in non-U.S. ETFs, involve risks beyond those associated with investments in the securities of U.S. issuers, such as less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and greater market volatility and political instability. Foreign issuers often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and as such, not all material information may be available or reliable. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute shareholder communications. Additionally, Underlying ETFs that are organized outside of the United States may not provide shareholders with the same type of protections that shareholders of U.S.-organized investment companies regulated under the Investment Company Act of 1940 (the “1940 Act”) receive.

If the Fund were to invest directly in A-Shares, the Fund’s investments will be in securities denominated in Renminbi, and the income received by the Fund in respect of such investments will be in Renminbi. In such circumstances, changes in currency exchange rates may negatively impact the Fund’s returns. The value of the Renminbi may be subject to a high degree of fluctuation due to changes in interest rates, the imposition of currency controls, or the effects of monetary policies of China, other foreign governments, the United States, central banks or supranational entities. Furthermore, because dividends declared by the Fund would be declared in U.S. dollars and underlying payments received by the Fund from A-Shares would be made in Renminbi, fluctuations in exchange rates may adversely affect the dividends that the Fund would pay.

Liquidity Risk. The Fund will invest in derivatives and other instruments that may be less liquid than other types of investments. Investments that are less liquid or that trade less can be more difficult or more costly to buy, or to sell, compared to other more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the market for such an investment. The derivatives in which the Fund invests may not always be liquid. This could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value its holdings becomes more difficult and the judgment of the Adviser (through valuation procedures adopted by the Board of Trustees (the “Board”) of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Valuation Time Risk. The Fund will invest in common stock of foreign issuers and, because foreign exchanges may be open on days when the Fund does not price its Shares, the value of those non-U.S. securities in the Fund’s portfolio may change on days when you will not be able to purchase or sell your Shares. As a result, trading spreads and the resulting premium or discount on the Shares may widen, and, therefore, increase the difference between the market price of the Shares and the NAV of such Shares.

Interest Rate Risk. The Fund’s investments in U.S. Government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. For example, the value of fixed-income securities generally will decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed-income securities with longer maturities will fluctuate more in response to interest rate changes.

Cash Transaction Risk. Unlike most ETFs, the Fund currently intends to allow creations and redemptions to settle principally for cash, rather than principally in-kind, because of the nature of the Fund’s investments. As such, an investment in Shares may be less tax efficient than investments in shares of conventional ETFs.

Tax Risk. The Fund may invest in stock index futures contracts that provide exposure to the China A-Shares market, including the Futures. To qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (“RIC”), the Fund must meet a qualifying income test each taxable year. Failure to comply with the qualifying income test in any taxable year would have significant negative tax consequences to Fund shareholders. The Fund believes that income from the Futures should be treated as qualifying income for purposes of this qualifying income test, and thus that the Fund should qualify as a RIC. If the Internal Revenue Service (“IRS”) were to determine that the income that the Fund derives from the Futures did not constitute qualifying income, and if that position were upheld, the Fund likely would be required to reduce its exposure to such investments in order to maintain its qualification as a RIC, which may result in difficulty in implementing its investment strategies.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Market Risk. The Fund’s holdings are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the holdings in the Fund’s portfolio.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund. Additionally, the trading prices of the instruments in which the Fund invests fluctuate in response to a variety of factors, including events that impact the entire market or specific market segments, such as political, market and economic developments. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s net asset value (“NAV”). As a result, an investor could lose money over short or even long periods.

Commodity Pool Risk. The Fund’s investments in futures contracts has caused it to be deemed a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act and Commodity Futures Trading Commission (“CFTC”) rules. The Adviser is registered as a Commodity Pool Operator (“CPO”) and as a commodity trading advisor (“CTA”), and will manage the Fund in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO or CTA subjects the Adviser to additional laws, regulations and enforcement policies, all of which could increase compliance costs and may affect the operations and financial performance of the Fund. Registration as a commodity pool may have negative effects on the ability of the Fund to engage in its planned investment program.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total return has varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance. The Fund’s performance reflects any fee waiver and/or expense reimbursement, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invescopowershares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total return has varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invescopowershares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
59.87% (4th Quarter 2014)	(20.52)% (3rd Quarter 2015)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PowerShares China A-Share Portfolio | PowerShares China A-Share Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.52%
1 Year	rr_ExpenseExampleYear01	$ 53
3 Years	rr_ExpenseExampleYear03	175
5 Years	rr_ExpenseExampleYear05	309
10 Years	rr_ExpenseExampleYear10	$ 698
2014	rr_AnnualReturn2014	62.15%
2015	rr_AnnualReturn2015	(0.43%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	59.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.52%)
1 Year	rr_AverageAnnualReturnYear01	(0.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	20.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 10, 2013
PowerShares China A-Share Portfolio | Return After Taxes on Distributions | PowerShares China A-Share Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	13.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 10, 2013
PowerShares China A-Share Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | PowerShares China A-Share Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	13.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 10, 2013
PowerShares China A-Share Portfolio | FTSE China A50 Index (USD)Price Only) (reflects no deduction for fees, expenses or taxes, and reflects no dividends paid by the component companies of the index)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	15.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 10, 2013

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies (including money market funds). These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table differs from the ratio of expenses to average net assets included in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Through August 31, 2017, Invesco PowerShares Capital Management LLC (the “Adviser”) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate. This waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The Adviser cannot discontinue this waiver prior to its expiration.